Securities Act Registration No. 333-181176

Investment Company Act Registration No. 811-22696

As filed with the Securities and Exchange Commission on June 29, 2020

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

☐ Pre-Effective Amendment No.

☒ Post-Effective Amendment No. 79

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

☒ Amendment No. 80

Victory Portfolios II

(Exact Name of Registrant as Specified in Charter)

4900 Tiedeman Road, 4th Floor

Brooklyn, OH 44144

(Address of Principal Executive Offices)

(877) 660-4400

(Area Code and Telephone Number)

With copy to:

Charles Booth Citi Fund Services Ohio, Inc. 4400 Easton Commons, Suite 200 Columbus, Ohio 43219	Christopher K. Dyer Victory Portfolios 4900 Tiedeman Road, 4th Floor Brooklyn, OH 44144	Jay G. Baris Sidley Austin LLP 787 Seventh Avenue New York, New York 10019

Approximate date of proposed public offering: As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective:

☒          Immediately upon filing pursuant to paragraph (b)

☐            On (date) pursuant to paragraph (b)

☐            60 days after filing pursuant to paragraph (a)(1)

☐            On (date) pursuant to paragraph (a)(1)

☐            75 days after filing pursuant to paragraph (a)(2)

☐            On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York on the 29th day of June, 2020.

VICTORY PORTFOLIOS II

By:	/s/ Christopher K. Dyer

Christopher K. Dyer, President (Principal Executive Officer)

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities indicated on the 29th day of June, 2020.

	/s/ Christopher K. Dyer	President (Principal Executive Officer)
Christopher K. Dyer

	/s/ Allan Shaer	Treasurer (Principal Accounting Officer and Principal
	Allan Shaer	Financial Officer)

	*	Chairman of the Board and Trustee
Leigh A. Wilson

	*	Trustee
David Brooks Adcock

	*	Trustee
Nigel D.T. Andrews

	*	Trustee
E. Lee Beard

	*	Trustee
David C. Brown

	*	Trustee
Dennis M. Bushe

	*	Trustee
John L. Kelly

	*	Trustee
David L. Meyer

*
	Gloria S. Nelund	Trustee

*By:	/s/ Jay G. Baris
Jay G. Baris
Attorney-in-Fact

INDEX TO EXHIBITS

EXHIBIT NO.	DESCRIPTION OF EXHIBIT	PAGE NO.

Risk/return summary of the Fund’s prospectus as an Interactive Data File using eXtensible Business Reporting Language (“XBRL”)